IMPAIRMENT CHARGES, NET OF REVERSAL Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / oz $ / $ € / $	Dec. 31, 2018 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges, net of reversal	$ 287.8	$ 0.0
Estimated price of gold per ounce, year one | $ / oz	1,445
Estimated price of gold per ounce, year two | $ / oz	1,435
Estimated price of gold per ounce, year three | $ / oz	1,385
Estimated price of gold per ounce, year four and beyond | $ / oz	1,350
Estimated closing foreign exchange rate for the first five years (in US dollar per Canadian dollar) | $ / $	1.30
Estimated closing foreign exchange rate after five years (in US dollar per Canadian dollar) | $ / $	1.25
Estimated exchange rate used for all years (in euro per US dollar) | € / $	1.2
Doyon mine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges, net of reversal	$ 395.0
Recoverable amount of cash-generating unit	$ 117.0
Life of mine used in current measurement of fair value less costs of disposal	17 years
Discount rate used in current measurement of fair value less costs of disposal	4.50%
Essakane S.A.
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount of cash-generating unit	$ 774.0
Reversal of impairment loss recognised in profit or loss	$ 122.0
Life of mine used in current measurement of fair value less costs of disposal	11 years
Discount rate used in current measurement of fair value less costs of disposal	7.00%
Plant and equipment | Doyon mine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges, net of reversal	$ 395.0	0.0
Plant and equipment | Essakane S.A.
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges, net of reversal	(122.0)	0.0
Plant and equipment | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges, net of reversal	12.5	0.0
Exploration and evaluation assets | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges, net of reversal	$ 2.3	$ 0.0
Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Value of un-modeled mineralization for cash generating units | $ / oz	38
Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Value of un-modeled mineralization for cash generating units | $ / oz	45